UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2013

Gateway Fund

Portfolio Reviewpage 1

Portfolio of Investments page 9

Financial Statements page 19

GATEWAY FUND

Managers*	Symbols
Michael T. Buckius, CFA	Class A GATEX
J. Patrick Rogers, CFA	Class C GTECX
Paul R. Stewart, CFA	Class Y GTEYX
Kenneth H. Toft, CFA
Gateway Investment Advisers, LLC

*	Effective February 21, 2013, J. Patrick Rogers no longer serves as a portfolio manager of the fund.

Objective

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy

Under normal circumstances, the fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

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Average Annual Total Returns — June 30, 20135

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	3.60%	5.03%	1.84%	4.17%
With 5.75% Maximum Sales Charge	-2.34	-1.02	0.65	3.56

Class C (Inception 2/19/2008)[1]
NAV	3.21	4.23	1.07	3.38
With CDSC[2]	2.21	3.23	1.07	3.38

Class Y (Inception 2/19/2008)[1]
NAV	3.72	5.28	2.09	4.30

Comparative Performance
S&P 500® Index[3]	13.82	20.60	7.01	7.30
Barclays U.S. Aggregate Bond Index[4]	-2.44	-0.69	5.19	4.52

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

Notes to Charts

1	As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund. Prior to 2/15/08 performance of Class A shares is that of the predecessor fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the predecessor fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the predecessor fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
Class A
Actual	$1,000.00	$1,036.00	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,032.10	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class Y
Actual	$1,000.00	$1,037.20	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts, with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds.

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The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at their meeting held in June 2013. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977 as well as recent changes in the Fund’s portfolio manager.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Trustees noted that while the Fund had performance that lagged that of its peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported the renewal of the Agreement. These factors included the following: (1) that the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market

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volatility and mitigating downside risk, and so its relative performance would be expected to lag in certain periods and (2) that the Fund’s more recent performance was competitive when compared to its category.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees considered that management had instituted an expense cap for the Fund, and they considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

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Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2014.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Aerospace & Defense — 2.4%
546,573	Boeing Co. (The)(b)	$55,990,938
698,040	Honeywell International, Inc.(b)	55,382,493
353,998	Raytheon Co.(b)	23,406,348
603,889	United Technologies Corp.(b)	56,125,444

		190,905,223

	Air Freight & Logistics — 0.9%
844,527	United Parcel Service, Inc., Class B(b)	73,034,695

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	5,388,533

	Automobiles — 0.6%
3,165,505	Ford Motor Co.(b)	48,970,362

	Beverages — 2.6%
2,440,819	Coca-Cola Co. (The)(b)	97,901,250
200,999	Monster Beverage Corp.(b)(c)	12,214,709
1,154,425	PepsiCo, Inc.(b)	94,420,421

		204,536,380

	Biotechnology — 1.9%
651,487	Amgen, Inc.(b)	64,275,707
147,871	Biogen Idec, Inc.(b)(c)	31,821,839
974,698	Gilead Sciences, Inc.(b)(c)	49,914,285
55,200	Vertex Pharmaceuticals, Inc.(b)(c)	4,408,824

		150,420,655

	Capital Markets — 2.0%
1,577,118	Charles Schwab Corp. (The)(b)	33,482,215
358,564	Eaton Vance Corp.(b)	13,478,421
287,215	Goldman Sachs Group, Inc. (The)(b)	43,441,269
498,077	Legg Mason, Inc.(b)	15,445,368
1,494,143	Morgan Stanley(b)	36,501,913
393,287	TD Ameritrade Holding Corp.(b)	9,552,941
239,841	Waddell & Reed Financial, Inc., Class A(b)	10,433,084

		162,335,211

	Chemicals — 2.2%
1,072,222	Dow Chemical Co. (The)(b)	34,493,382
725,699	E.I. du Pont de Nemours & Co.(b)	38,099,197
295,691	Eastman Chemical Co.(b)	20,701,327
368,429	LyondellBasell Industries NV, Class A(b)	24,412,106
371,609	Monsanto Co.(b)	36,714,969
369,523	Olin Corp.(b)	8,838,990
96,278	Potash Corp. of Saskatchewan, Inc.(b)	3,671,080
321,996	RPM International, Inc.(b)	10,284,552

		177,215,603

	Commercial Banks — 2.5%
169,647	Associated Banc-Corp	2,638,011
130,602	FirstMerit Corp.	2,615,958

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Commercial Banks — continued
175,126	Old National Bancorp	$2,421,993
1,653,604	US Bancorp(b)	59,777,785
3,151,239	Wells Fargo & Co.(b)	130,051,633

		197,505,380

	Commercial Services & Supplies — 0.7%
230,985	ADT Corp. (The)(b)(c)	9,204,752
255,855	Avery Dennison Corp.(b)	10,940,360
380,502	R.R. Donnelley & Sons Co.(b)	5,330,833
355,932	Tyco International Ltd.(b)	11,727,959
471,332	Waste Management, Inc.(b)	19,008,820

		56,212,724

	Communications Equipment — 2.0%
2,721,096	Cisco Systems, Inc.(b)	66,149,844
265,765	Motorola Solutions, Inc.(b)	15,342,613
1,172,339	QUALCOMM, Inc.(b)	71,606,466
380,800	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	4,295,424

		157,394,347

	Computers & Peripherals — 3.4%
491,039	Apple, Inc.(b)	194,490,727
785,390	Dell, Inc.(b)	10,484,957
1,160,439	EMC Corp.(b)	27,409,569
1,027,923	Hewlett-Packard Co.(b)	25,492,490
220,600	Seagate Technology PLC(b)	9,889,498

		267,767,241

	Consumer Finance — 0.8%
555,335	American Express Co.(b)	41,516,844
476,581	Discover Financial Services(b)	22,704,319

		64,221,163

	Containers & Packaging — 0.3%
477,338	MeadWestvaco Corp.(b)	16,281,999
116,207	Sonoco Products Co.(b)	4,017,276

		20,299,275

	Distributors — 0.3%
291,718	Genuine Parts Co.(b)	22,774,424

	Diversified Financial Services — 4.2%
6,462,033	Bank of America Corp.(b)	83,101,744
1,858,128	Citigroup, Inc.(b)	89,134,400
455,760	CME Group, Inc., Class A(b)	34,628,645
2,228,523	JPMorgan Chase & Co.(b)	117,643,729
224,684	NYSE Euronext(b)	9,301,918

		333,810,436

	Diversified Telecommunication Services — 2.9%
3,430,534	AT&T, Inc.(b)	121,440,904
689,306	Frontier Communications Corp.	2,791,689

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — continued
2,087,146	Verizon Communications, Inc.(b)	$105,066,930

		229,299,523

	Electric Utilities — 1.3%
1,082,952	Duke Energy Corp.(b)	73,099,260
78,779	Hawaiian Electric Industries, Inc.	1,993,897
163,705	OGE Energy Corp.(b)	11,164,681
714,976	Pepco Holdings, Inc.(b)	14,413,916

		100,671,754

	Electrical Equipment — 1.0%
560,318	Eaton Corp. PLC(b)	36,874,528
652,535	Emerson Electric Co.(b)	35,589,259
103,018	Hubbell, Inc., Class B(b)	10,198,782

		82,662,569

	Electronic Equipment, Instruments & Components — 0.3%
1,022,475	Corning, Inc.(b)	14,549,819
271,907	TE Connectivity Ltd.(b)	12,382,645

		26,932,464

	Energy Equipment & Services — 2.0%
522,784	Baker Hughes, Inc.(b)	24,116,026
59,772	CARBO Ceramics, Inc.(b)	4,030,426
140,594	Diamond Offshore Drilling, Inc.(b)	9,671,461
811,929	Halliburton Co.(b)	33,873,678
535,148	Patterson-UTI Energy, Inc.(b)	10,357,790
938,678	Schlumberger Ltd.(b)	67,265,665
125,788	Tidewater, Inc.(b)	7,166,142

		156,481,188

	Food & Staples Retailing — 1.7%
842,504	CVS Caremark Corp.(b)	48,174,379
1,174,758	Wal-Mart Stores, Inc.(b)	87,507,723

		135,682,102

	Food Products — 1.4%
923,763	ConAgra Foods, Inc.(b)	32,267,041
534,694	Kraft Foods Group, Inc.(b)	29,873,354
1,618,653	Mondelez International, Inc., Class A(b)	46,180,170

		108,320,565

	Gas Utilities — 0.5%
71,995	AGL Resources, Inc.(b)	3,085,706
190,728	National Fuel Gas Co.(b)	11,052,688
444,276	Oneok, Inc.(b)	18,353,041
132,988	WGL Holdings, Inc.(b)	5,747,741

		38,239,176

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 2.1%
1,200,093	Abbott Laboratories(b)	$41,859,244
521,963	Baxter International, Inc.(b)	36,156,377
1,386,881	Boston Scientific Corp.(b)(c)	12,856,387
291,091	Covidien PLC(b)	18,292,159
42,024	Intuitive Surgical, Inc.(b)(c)	21,288,518
735,820	Medtronic, Inc.(b)	37,872,655

		168,325,340

	Health Care Providers & Services — 2.0%
590,249	Aetna, Inc.(b)	37,504,421
614,714	Express Scripts Holding Co.(b)(c)	37,921,707
265,044	HCA Holdings, Inc.(b)	9,557,487
779,212	UnitedHealth Group, Inc.(b)	51,022,802
149,076	Universal Health Services, Inc., Class B(b)	9,982,129
184,209	WellPoint, Inc.(b)	15,075,664

		161,064,210

	Hotels, Restaurants & Leisure — 1.8%
568,213	International Game Technology(b)	9,494,839
132,345	Las Vegas Sands Corp.(b)	7,005,021
961,272	McDonald’s Corp.(b)	95,165,928
306,876	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	6,861,747
523,100	MGM Resorts International(b)(c)	7,731,418
56,179	Tim Hortons, Inc.(b)	3,040,969
221,449	Wendy’s Co. (The)	1,291,048
94,720	Wynn Resorts Ltd.(b)	12,124,160

		142,715,130

	Household Durables — 0.9%
517,086	Leggett & Platt, Inc.(b)	16,076,204
580,545	Newell Rubbermaid, Inc.(b)	15,239,306
462,035	Toll Brothers, Inc.(b)(c)	15,076,202
165,414	Tupperware Brands Corp.(b)	12,851,014
101,757	Whirlpool Corp.(b)	11,636,930

		70,879,656

	Household Products — 2.2%
563,020	Colgate-Palmolive Co.(b)	32,255,416
279,892	Kimberly-Clark Corp.(b)	27,188,709
1,507,402	Procter & Gamble Co. (The)(b)	116,054,880

		175,499,005

	Industrial Conglomerates — 2.3%
445,928	3M Co.(b)	48,762,227
5,845,774	General Electric Co.(b)	135,563,499

		184,325,726

	Insurance — 3.7%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR	376,228
235,589	Aflac, Inc.(b)	13,692,433
571,568	Allstate Corp. (The)(b)	27,503,852

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
886,693	American International Group, Inc.(b)(c)	$39,635,177
147,223	Aon PLC(b)	9,473,800
295,389	Arthur J. Gallagher & Co.(b)	12,905,545
723,864	Berkshire Hathaway, Inc., Class B(b)(c)	81,014,859
351,387	Fidelity National Financial, Inc., Class A(b)	8,366,524
493,066	Lincoln National Corp.(b)	17,982,117
586,525	Marsh & McLennan Cos., Inc.(b)	23,414,078
92,225	Mercury General Corp.(b)	4,054,211
484,934	Old Republic International Corp.(b)	6,241,101
262,874	Principal Financial Group, Inc.(b)	9,844,631
271,463	Travelers Cos., Inc. (The)(b)	21,695,323
576,736	XL Group PLC(b)	17,486,636

		293,686,515

	Internet & Catalog Retail — 0.8%
240,968	Amazon.com, Inc.(b)(c)	66,914,404

	Internet Software & Services — 2.5%
207,722	Akamai Technologies, Inc.(b)(c)	8,838,571
61,952	Baidu, Inc., Sponsored ADR(b)(c)	5,856,323
773,641	eBay, Inc.(b)(c)	40,012,712
145,972	Google, Inc., Class A(b)(c)	128,509,370
44,400	LinkedIn Corp., Class A(b)(c)	7,916,520
236,066	VeriSign, Inc.(b)(c)	10,542,707

		201,676,203

	IT Services — 4.0%
675,558	Automatic Data Processing, Inc.(b)	46,518,924
159,578	Broadridge Financial Solutions, Inc.(b)	4,241,583
331,842	Cognizant Technology Solutions Corp., Class A(b)(c)	20,776,628
351,538	Fidelity National Information Services, Inc.(b)	15,059,888
680,377	International Business Machines Corp.(b)	130,026,848
824,256	Paychex, Inc.(b)	30,101,829
337,758	Visa, Inc., Class A(b)	61,725,275
759,391	Western Union Co.(b)	12,993,180

		321,444,155

	Leisure Equipment & Products — 0.4%
698,387	Mattel, Inc.(b)	31,643,915

	Machinery — 2.3%
519,852	Caterpillar, Inc.(b)	42,882,591
254,563	Cummins, Inc.(b)	27,609,903
296,561	Deere & Co.(b)	24,095,581
241,235	Parker Hannifin Corp.(b)	23,013,819
212,982	Pentair Ltd. (Registered)(b)	12,286,932
109,186	Snap-on, Inc.(b)	9,759,045
175,366	SPX Corp.(b)	12,622,845
265,495	Stanley Black & Decker, Inc.(b)	20,522,763
194,217	Timken Co. (The)(b)	10,930,533

		183,724,012

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Media — 3.1%
54,708	Liberty Global PLC, Class A(b)(c)	$4,052,783
40,851	Liberty Global PLC, Series C(c)	2,773,377
975,412	News Corp., Class B(b)	32,013,022
369,130	Omnicom Group, Inc.(b)	23,207,203
2,399,600	Sirius XM Radio, Inc.(b)	8,038,660
345,175	Time Warner Cable, Inc.(b)	38,825,284
799,768	Time Warner, Inc.(b)	46,242,586
1,451,481	Walt Disney Co. (The)(b)	91,661,025

		246,813,940

	Metals & Mining — 1.0%
1,540,057	Alcoa, Inc.(b)	12,043,246
974,358	Freeport-McMoRan Copper & Gold, Inc.(b)	26,902,025
229,096	Gerdau S.A., Sponsored ADR	1,308,138
389,871	Nucor Corp.(b)	16,889,212
262,900	Silver Wheaton Corp.(b)	5,171,243
205,799	Southern Copper Corp.(b)	5,684,168
499,488	Steel Dynamics, Inc.(b)	7,447,366
117,586	Worthington Industries, Inc.(b)	3,728,652

		79,174,050

	Multi Utilities — 1.4%
637,824	Ameren Corp.(b)	21,966,658
588,930	CenterPoint Energy, Inc.(b)	13,833,966
632,703	Consolidated Edison, Inc.(b)	36,892,912
217,913	Integrys Energy Group, Inc.(b)	12,754,448
883,511	Public Service Enterprise Group, Inc.(b)	28,855,469

		114,303,453

	Multiline Retail — 0.9%
291,733	J.C. Penney Co., Inc.(b)(c)	4,982,800
444,798	Macy’s, Inc.(b)	21,350,304
279,529	Nordstrom, Inc.(b)	16,754,968
58,617	Sears Holdings Corp.(c)	2,466,603
371,173	Target Corp.(b)	25,558,973

		71,113,648

	Oil, Gas & Consumable Fuels — 7.8%
899,273	Chesapeake Energy Corp.(b)	18,327,184
1,230,241	Chevron Corp.(b)	145,586,720
48,894	CNOOC Ltd., Sponsored ADR(b)	8,188,767
1,171,655	ConocoPhillips(b)	70,885,127
491,423	CONSOL Energy, Inc.(b)	13,317,563
2,638,195	ExxonMobil Corp.(b)	238,360,918
84,867	HollyFrontier Corp.(b)	3,630,610
737,758	Occidental Petroleum Corp.(b)	65,830,146
514,037	Phillips 66(b)	30,281,920
627,526	Southwestern Energy Co.(b)(c)	22,923,525
124,543	Statoil ASA, Sponsored ADR	2,576,795

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
80,048	Total S.A., Sponsored ADR(b)	$3,898,338

		623,807,613

	Personal Products — 0.2%
539,677	Avon Products, Inc.(b)	11,349,407
83,600	Herbalife Ltd.(b)	3,773,704

		15,123,111

	Pharmaceuticals — 6.3%
1,169,288	AbbVie, Inc.(b)	48,338,366
1,080,611	Bristol-Myers Squibb Co.(b)	48,292,506
731,149	Eli Lilly & Co.(b)	35,914,039
137,821	GlaxoSmithKline PLC, Sponsored ADR(b)	6,886,915
1,673,301	Johnson & Johnson(b)	143,669,624
2,012,229	Merck & Co., Inc.(b)	93,468,037
4,432,685	Pfizer, Inc.(b)	124,159,507

		500,728,994

	Professional Services — 0.1%
72,152	Dun & Bradstreet Corp.(b)	7,031,212

	REITs – Diversified — 0.5%
1,114,247	Duke Realty Corp.(b)	17,371,111
528,528	Liberty Property Trust(b)	19,534,395

		36,905,506

	REITs – Healthcare — 0.6%
122,701	Healthcare Realty Trust, Inc.(b)	3,128,875
480,157	Senior Housing Properties Trust(b)	12,450,471
486,136	Ventas, Inc.(b)	33,767,007

		49,346,353

	REITs – Mortgage — 0.7%
1,206,747	American Capital Agency Corp.(b)	27,743,114
1,846,275	Annaly Capital Management, Inc.(b)	23,207,677
248,413	Hatteras Financial Corp.(b)	6,120,896

		57,071,687

	REITs – Office Property — 0.1%
425,213	Mack-Cali Realty Corp.(b)	10,413,466

	Road & Rail — 0.6%
1,358,144	CSX Corp.(b)	31,495,359
499,500	Hertz Global Holdings, Inc.(b)(c)	12,387,600

		43,882,959

	Semiconductors & Semiconductor Equipment — 2.4%
726,190	Advanced Micro Devices, Inc.(b)(c)	2,962,855
337,629	Altera Corp.(b)	11,138,381
350,716	Analog Devices, Inc.(b)	15,803,263
1,189,578	Applied Materials, Inc.(b)	17,736,608
66,882	First Solar, Inc.(c)	2,991,632

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
2,913,430	Intel Corp.(b)	$70,563,275
308,428	Linear Technology Corp.(b)	11,362,487
380,751	Microchip Technology, Inc.(b)	14,182,975
466,539	NVIDIA Corp.(b)	6,545,542
210,422	Skyworks Solutions, Inc.(b)(c)	4,606,137
483,295	Texas Instruments, Inc.(b)	16,852,497
303,462	Xilinx, Inc.(b)	12,020,130

		186,765,782

	Software — 3.6%
580,969	Activision Blizzard, Inc.(b)	8,284,618
464,134	Adobe Systems, Inc.(b)(c)	21,145,945
323,697	Autodesk, Inc.(b)(c)	10,986,276
4,503,133	Microsoft Corp.(b)	155,493,182
174,900	Nuance Communications, Inc.(b)(c)	3,214,662
2,224,662	Oracle Corp.(b)	68,341,617
567,178	Symantec Corp.(b)	12,744,490
230,100	TIBCO Software, Inc.(b)(c)	4,924,140

		285,134,930

	Specialty Retail — 2.7%
128,074	Abercrombie & Fitch Co., Class A(b)	5,795,348
402,503	American Eagle Outfitters, Inc.(b)	7,349,705
230,924	Best Buy Co., Inc.(b)	6,311,153
218,515	Foot Locker, Inc.(b)	7,676,432
348,593	Gap, Inc. (The)(b)	14,546,786
1,062,932	Home Depot, Inc. (The)(b)	82,345,342
483,854	L Brands, Inc.(b)	23,829,809
961,974	Lowe’s Cos., Inc.(b)	39,344,737
208,195	Tiffany & Co.(b)	15,164,924
262,231	TJX Cos., Inc. (The)(b)	13,127,284

		215,491,520

	Thrifts & Mortgage Finance — 0.2%
929,316	New York Community Bancorp, Inc.(b)	13,010,424

	Tobacco — 1.9%
1,376,439	Altria Group, Inc.(b)	48,161,601
968,995	Philip Morris International, Inc.(b)	83,934,347
380,511	Reynolds American, Inc.(b)	18,405,317
159,545	Vector Group Ltd.	2,587,820

		153,089,085

	Trading Companies & Distributors — 0.1%
124,960	GATX Corp.(b)	5,926,853

	Total Common Stocks (Identified Cost $4,950,789,724)	7,728,113,850

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

Contracts	Description	Value (†)
Purchased Options — 0.6%
	Index Options — 0.6%
8,169	On S&P 500® Index, Put expiring July 20, 2013 at 1425	$653,520
8,246	On S&P 500® Index, Put expiring August 17, 2013 at 1450	5,236,210
7,351	On S&P 500® Index, Put expiring August 17, 2013 at 1475	6,285,105
7,140	On S&P 500® Index, Put expiring August 17, 2013 at 1500	8,246,700
4,933	On S&P 500® Index, Put expiring September 21, 2013 at 1400	4,513,695
7,002	On S&P 500® Index, Put expiring September 21, 2013 at 1425	7,947,270
4,968	On S&P 500® Index, Put expiring September 21, 2013 at 1500	10,681,200

	Total Purchased Options (Identified Cost $58,658,888)	43,563,700

Principal Amount
Short-Term Investments — 3.7%
$296,578,769	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $296,578,769 on 7/01/2013 collateralized by $5,500,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $5,259,375; $316,650,000 Federal National Mortgage Association, 2.260% due 12/12/2022 valued at 297,255,188 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $296,578,769)	296,578,769

	Total Investments — 101.5% (Identified Cost $5,306,027,381)(a)	8,068,256,319
	Other assets less liabilities — (1.5)%	(120,157,448)

	Net Assets — 100.0%	$7,948,098,871

Contracts
Written Options — (2.1%)
	Index Options — (2.1%)
6,550	On S&P 500® Index, Call expiring July 20, 2013 at 1550	$(40,872,000)
5,802	On S&P 500® Index, Call expiring July 20, 2013 at 1575	(24,716,520)
10,489	On S&P 500® Index, Call expiring July 20, 2013 at 1600	(26,746,950)
11,427	On S&P 500® Index, Call expiring July 20, 2013 at 1625	(13,998,075)
4,367	On S&P 500® Index, Call expiring August 17, 2013 at 1575	(23,581,800)
9,174	On S&P 500® Index, Call expiring August 17, 2013 at 1600	(34,677,720)

	Total Written Options (Premiums Received $187,758,071)	$(164,593,065)

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2013 (Unaudited)

Gateway Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $5,306,027,381 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,841,691,129
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(79,462,191)

	Net unrealized appreciation	$2,762,228,938

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	7.8%
Pharmaceuticals	6.3
Diversified Financial Services	4.2
IT Services	4.0
Insurance	3.7
Software	3.6
Computers & Peripherals	3.4
Media	3.1
Diversified Telecommunication Services	2.9
Specialty Retail	2.7
Beverages	2.6
Internet Software & Services	2.5
Commercial Banks	2.5
Aerospace & Defense	2.4
Semiconductors & Semiconductor Equipment	2.4
Industrial Conglomerates	2.3
Machinery	2.3
Chemicals	2.2
Household Products	2.2
Health Care Equipment & Supplies	2.1
Capital Markets	2.0
Health Care Providers & Services	2.0
Communications Equipment	2.0
Energy Equipment & Services	2.0
Other Investments, less than 2% each	24.6
Short-Term Investments	3.7

Total Investments	101.5
Other assets less liabilities (including open written options)	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

ASSETS
Investments at cost	$5,306,027,381
Net unrealized appreciation	2,762,228,938

Investments at value	8,068,256,319
Receivable for Fund shares sold	53,456,965
Dividends receivable	13,027,183
Tax reclaims receivable	15,564

TOTAL ASSETS	8,134,756,031

LIABILITIES
Options written, at value (premiums received $187,758,071) (Note 2)	164,593,065
Payable for Fund shares redeemed	16,969,466
Management fees payable (Note 6)	3,668,999
Deferred Trustees’ fees (Note 6)	248,613
Administrative fees payable (Note 6)	287,535
Payable to distributor (Note 6d)	41,506
Other accounts payable and accrued expenses	847,976

TOTAL LIABILITIES	186,657,160

NET ASSETS	$7,948,098,871

NET ASSETS CONSIST OF:
Paid-in capital	$7,350,705,360
Undistributed net investment income	4,204,737
Accumulated net realized loss on investments, options written and foreign currency transactions	(2,192,205,170)
Net unrealized appreciation on investments and options written	2,785,393,944

NET ASSETS	$7,948,098,871

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,143,361,560

Shares of beneficial interest	76,820,722

Net asset value and redemption price per share	$27.90

Offering price per share (100/94.25 of net asset value) (Note 1)	$29.60

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$301,415,809

Shares of beneficial interest	10,840,747

Net asset value and offering price per share	$27.80

Class Y shares:
Net assets	$5,503,321,502

Shares of beneficial interest	197,294,057

Net asset value, offering and redemption price per share	$27.89

See accompanying notes to financial statements.

19  |

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$94,239,589
Interest	7,786
Less net foreign taxes withheld	(140,825)

94,106,550

Expenses
Management fees (Note 6)	23,939,334
Service and distribution fees (Note 6)	4,086,307
Administrative fees (Note 6)	1,669,713
Trustees’ fees and expenses (Note 6)	79,083
Transfer agent fees and expenses (Note 6)	2,665,039
Audit and tax services fees	32,668
Custodian fees and expenses	85,466
Legal fees	51,612
Registration fees	333,964
Shareholder reporting expenses	237,161
Miscellaneous expenses	78,263

Total expenses	33,258,610
Less waiver and/or expense reimbursement (Note 6)	(2,794,471)

Net expenses	30,464,139

Net investment income	63,642,411

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	62,615,353
Options written	(542,609,257)
Foreign currency transactions	74
Net change in unrealized appreciation (depreciation) on:
Investments	641,400,678
Options written	35,745,697

Net realized and unrealized gain on investments, options written and foreign currency transactions	197,152,545

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,794,956

See accompanying notes to financial statements.

|  20

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$63,642,411	$117,839,634
Net realized loss on investments, options written and foreign currency transactions	(479,993,830)	(304,620,036)
Net change in unrealized appreciation (depreciation) on investments and options written	677,146,375	447,260,466

Net increase in net assets resulting from operations	260,794,956	260,480,064

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(14,902,473)	(36,785,899)
Class C	(1,044,363)	(2,755,870)
Class Y	(43,260,405)	(77,262,794)

Total distributions	(59,207,241)	(116,804,563)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	738,833,948	1,481,678,768

Net increase in net assets	940,421,663	1,625,354,269
NET ASSETS
Beginning of the period	7,007,677,208	5,382,322,939

End of the period	$7,948,098,871	$7,007,677,208

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$4,204,737	$(230,433)

See accompanying notes to financial statements.

21  |

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|  22

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
6/30/2013(f)	$27.13	$0.21	$0.76	$0.97	$(0.20)	$—	$(0.20)
12/31/2012	26.40	0.48	0.72	1.20	(0.47)	—	(0.47)
12/31/2011	26.06	0.44	0.33	0.77	(0.43)	—	(0.43)
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	—	(0.40)
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	—	(0.47)
12/31/2008*	28.64	0.55	(4.49)	(3.94)	(0.53)	—	(0.53)
Class C
6/30/2013(f)	27.04	0.11	0.75	0.86	(0.10)	—	(0.10)
12/31/2012	26.32	0.28	0.71	0.99	(0.27)	—	(0.27)
12/31/2011	25.98	0.24	0.33	0.57	(0.23)	—	(0.23)
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	—	(0.21)
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	—	(0.30)
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	—	(0.43)
Class Y
6/30/2013(f)	27.12	0.25	0.75	1.00	(0.23)	—	(0.23)
12/31/2012	26.39	0.56	0.70	1.26	(0.53)	—	(0.53)
12/31/2011	26.06	0.50	0.32	0.82	(0.49)	—	(0.49)
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	—	(0.46)
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	—	(0.53)
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	—	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2013 (Unaudited).

See accompanying notes to financial statements.

23  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (%) (e)	Portfolio turnover rate (%)

$27.90	3.60	$2,143,362	0.94	1.02	1.54	5
27.13	4.51	2,066,522	0.94	1.03	1.79	8
26.40	2.99	2,208,167	0.94	1.04	1.67	3
26.06	4.83	2,403,629	0.94	1.05	1.59	7
25.25	6.57	2,784,865	0.94	1.05	2.05	11
24.17	(13.92)	3,142,574	0.94	1.03	2.05	38

27.80	3.21	301,416	1.70	1.77	0.78	5
27.04	3.71	286,602	1.70	1.78	1.04	8
26.32	2.21	258,509	1.70	1.79	0.91	3
25.98	4.03	273,779	1.70	1.80	0.84	7
25.18	5.78	238,997	1.70	1.80	1.24	11
24.11	(11.74)	173,869	1.70	1.83	1.57	38

27.89	3.72	5,503,322	0.70	0.77	1.79	5
27.12	4.76	4,654,553	0.70	0.78	2.08	8
26.39	3.20	2,915,647	0.70	0.79	1.92	3
26.06	5.13	2,520,386	0.70	0.80	1.86	7
25.24	6.83	1,659,385	0.70	0.78	2.25	11
24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

See accompanying notes to financial statements.

|  24

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Gateway Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ

25  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2013, purchased options were fair valued at $43,563,700 and written options were fair valued at $164,593,065.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date basis for daily net asset value calculation. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a

|  26

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

27  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing

|  28

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

treatments for book and tax purposes of items such as foreign currency transactions, distributions in excess of current earnings and return of capital and capital gain distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, return of capital distributions received and option contracts mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012, was as follows:

2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$116,804,563	$ —	$116,804,563

As of December 31, 2012, the capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
Expires
December 31, 2014	$(75,883,641)
December 31, 2017	(1,005,056,628)
December 31, 2018	(393,591,402)
No expiration date	(199,277,068)
Long-term:
No expiration date	(88,308,430)

Total capital loss carryforward	$(1,762,117,169)

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve

29  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,728,113,850	$—	$—	$7,728,113,850
Purchased Options(a)	—	43,563,700	—	43,563,700
Short-Term Investments	—	296,578,769	—	296,578,769

Total	$7,728,113,850	$340,142,469	$—	$8,068,256,319

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(164,593,065)	$—	$(164,593,065)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or

|  30

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2013, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of June 30, 2013, as reflected in the Statement of Assets and Liabilities:

Assets	Investments (at value)[1]
Exchange traded asset derivatives
Equity contracts	$43,563,700

Liabilities	Options written (at value)
Exchange traded liability derivatives
Equity contracts	$(164,593,065)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for the Fund during the six months ended June 30, 2013 as reflected in the Statement of Operations were as follows:

Net Realized Loss on:	Investments[2]	Options written
Equity contracts	$(154,592,980)	$(542,609,257)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$20,812,056	$35,745,697

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

31  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2013:

Gateway Fund*	Call Options Written	Put Options Purchased
Average Notional Amount Outstanding	99.10%	99.10%
Highest Notional Amount Outstanding	99.37%	99.37%
Lowest Notional Amount Outstanding	98.84%	98.84%
Notional Amount Outstanding as of June 30, 2013	99.37%	99.37%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at December 31, 2012	47,818	$166,976,924
Options written	222,675	696,839,493
Options terminated in closing purchase transactions	(222,684)	(676,058,346)

Outstanding at June 30, 2013	47,809	$187,758,071

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments) were $396,690,673 and $367,590,488, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and

|  32

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2013, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees [1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$ 23,939,334	$2,689,428	$21,249,906	0.63%	0.56%

[1]	Management fee waiver is subject to possible recovery until December 31, 2014.

For the six months ended June 30, 2013, Class A expenses have been reimbursed in the amount of $105,043. This expense reimbursement is subject to possible recovery until December 31, 2014.

No expenses were recovered during the six months ended June 30, 2013 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

33  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2013, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$2,626,070	$365,059	$1,095,178

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2013, the administrative fees for the Fund were $1,669,713.

|  34

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $1,674,503. As of June 30, 2013, the Fund owes NGAM Distribution $41,506 in reimbursements for sub-transfer agent fees.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2013 amounted to $310,050.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

35  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2013, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the six months ended June 30, 2013, amounts rebated under these agreements amounted to $56,669.

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	13,447,870	$375,559,127	24,680,209	$668,289,665
Issued in connection with the reinvestment of distributions	491,590	13,678,822	1,242,472	33,658,784
Redeemed	(13,295,678)	(370,777,269)	(33,380,977)	(902,876,950)

Net change	643,782	$18,460,680	(7,458,296)	$(200,928,501)

|  36

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

9.  Capital Shares (continued).

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	1,439,582	$40,073,397	2,955,609	$79,652,717
Issued in connection with the reinvestment of distributions	26,913	746,416	70,936	1,916,281
Redeemed	(1,224,609)	(34,014,600)	(2,248,403)	(60,561,409)

Net change	241,886	$6,805,213	778,142	$21,007,589

Class Y
Issued from the sale of shares	59,461,592	$1,657,421,755	99,173,102	$2,691,432,956
Issued in connection with the reinvestment of distributions	769,123	21,392,842	1,433,054	38,841,346
Redeemed	(34,568,308)	(965,246,542)	(39,439,629)	(1,068,674,622)

Net change	25,662,407	$713,568,055	61,166,527	$1,661,599,680

Increase (decrease) from capital share transactions	26,548,075	$738,833,948	54,486,373	$1,481,678,768

10.  Potential Loss Contingency.  The Fund has been named as a defendant, along with other financial institutions and individuals, in an action brought by a trustee appointed under a bankruptcy plan seeking to recover as fraudulent transfers amounts the Fund, and others, received in connection with a merger involving a company formerly held in the Fund’s portfolio of investments. The Fund received $9,525,600 in connection with the merger. The Fund also is potentially an unnamed member of a putative defendant class in a separate action brought by a different trustee appointed under the same bankruptcy plan seeking to recover the same alleged fraudulent transfers. It is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases; however, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time.

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Gateway Trust

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	236,579,323	1,441,565
Edmond J. English	236,601,158	1,419,730
David L. Giunta	236,620,843	1,400,045
Martin T. Meehan	236,449,051	1,571,837

*	Trust-wide voting results.

37  |

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

11.  Special Meeting of Shareholders (continued).

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  38

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2013